Performance Management - American Customer Satisfaction ETF	Jan. 26, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Prior to the commencement of the Fund’s operations as a series of the Trust on May 24, 2021, the Fund operated as the American Customer Satisfaction ETF (the “Predecessor Fund”), a series of ETF Series Solutions, an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that had the same investment objective and strategies as the Fund since the Predecessor Fund’s inception. The Fund assumed the NAV and performance history of the Predecessor Fund. Performance shown in the bar chart and table for periods prior to May 24, 2021 is that of the Predecessor Fund and is not the performance of the Fund. The Predecessor Fund was reorganized into the Fund at the inception of the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing two aspects of the Fund: volatility and performance. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.acsietf.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing two aspects of the Fund: volatility and performance.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 20.34% for the quarter ended June 30, 2020, and the lowest quarterly return was -21.62% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
American Customer Satisfaction ETF	1 Year	5 Years	Since Inception (10/31/2016)(1)
Return Before Taxes	10.51%	9.85%	12.40%
Return After Taxes on Distributions	10.27%	9.65%	12.13%
Return After Taxes on Distributions and Sale of Fund Shares	6.39%	7.79%	10.24%
American Customer Satisfaction Investable Index	11.25%	10.58%	13.19%
(reflects no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 (S&P 500 Index)	17.88%	14.42%	15.55%
(reflects no deduction for fees, expenses, or taxes)

(1)	The Predecessor Fund commenced operations on October 31, 2016.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.acsietf.com